Exploration and Evaluation Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets, Net

Total
As at December 31, 2019	787
Additions	48
Transfers to PP&E (Note 18)	(47)
Exploration Expense	(91)
Depletion	(18)
Change in Decommissioning Liabilities	5
Divestitures (Note 9)	(61)
As at December 31, 2020	623
Acquisition (Note 5A)	45
Additions	55
Exploration Expense	(9)
Change in Decommissioning Liabilities	6
As at December 31, 2021	720